Property and Equipment, Net - Schedule of Property, Plant and Equipment Net (Details) (10-K) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, plant and equipment, gross		$ 408	$ 132
Less: accumulated deprecation		(139)	(73)
Total property and equipment, net	$ 369	269	59
Machinery and Laboratory Equipment [Member]
Property, plant and equipment, gross		285	87
Leasehold Improvements, Office Furniture and Equipment [Member]
Property, plant and equipment, gross		36	25
Computers and Computer Software [Member]
Property, plant and equipment, gross		$ 87	$ 20